Derivative Instruments (Change In Unrealized Gain On Derivative Instruments In Accumulated OCI) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in our unrealized gain on derivative instruments in accumulated OCI
Balance as of beginning-of-year	$ 10,250
Income tax benefit (expense)	437	$ (737)	$ 56
Balance as of end-of-year	(5,713)	10,250
Unrealized Gain (Loss) on Derivative Instruments [Member]
Change in our unrealized gain on derivative instruments in accumulated OCI
Balance as of beginning-of-year	258	42	181
Change in foreign currency exchange rate adjustment	312	152	(174)
Change in DAC, VOBA, DSI and DFEL			(23)
Income tax benefit (expense)	(34)	(63)	26
Associated amortization of DAC, VOBA, DSI and DFEL			(7)
Income tax benefit (expense)	(22)	(10)	(12)
Balance as of end-of-year	301	258	42
Unrealized Gain (Loss) on Derivative Instruments [Member] | Cash Flow Hedges [Member]
Change in our unrealized gain on derivative instruments in accumulated OCI
Unrealized holding gains (losses) arising during the period	(336)	11	(16)
Unrealized Gain (Loss) on Derivative Instruments [Member] | Cash Flow Hedges [Member] | Interest Rate Contracts [Member] | Net Investment Income [Member]
Change in our unrealized gain on derivative instruments in accumulated OCI
Reclassification adjustment for gains (losses) included in net income (loss)	2	3	2
Unrealized Gain (Loss) on Derivative Instruments [Member] | Cash Flow Hedges [Member] | Foreign Currency Contracts [Member]
Change in our unrealized gain on derivative instruments in accumulated OCI
Unrealized holding gains (losses) arising during the period	182	130	93
Unrealized Gain (Loss) on Derivative Instruments [Member] | Cash Flow Hedges [Member] | Foreign Currency Contracts [Member] | Net Investment Income [Member]
Change in our unrealized gain on derivative instruments in accumulated OCI
Reclassification adjustment for gains (losses) included in net income (loss)	62	48	56
Unrealized Gain (Loss) on Derivative Instruments [Member] | Cash Flow Hedges [Member] | Foreign Currency Contracts [Member] | Realized Gain (Loss) [Member]
Change in our unrealized gain on derivative instruments in accumulated OCI
Reclassification adjustment for gains (losses) included in net income (loss)	39	(2)	6
Cumulative Effect, Period of Adoption, Adjustment [Member]
Change in our unrealized gain on derivative instruments in accumulated OCI
Balance as of beginning-of-year	3,706
Income tax benefit (expense)	105	(317)
Balance as of end-of-year	$ 1,360	3,706
Cumulative Effect, Period of Adoption, Adjustment [Member] | Unrealized Gain (Loss) on Derivative Instruments [Member]
Change in our unrealized gain on derivative instruments in accumulated OCI
Balance as of beginning-of-year		$ 25
Balance as of end-of-year			$ 25